Hedging Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedging instruments [abstract]
Hedging Financial Instruments
22.
HEDGING FINANCIAL INSTRUMENTS

Chunghwa’s hedge strategy is to enter into forward exchange contracts - buy to avoid its foreign currency exposure to certain foreign currency denominated equipment payments in the following six months. In addition, Chunghwa’s management considers the market condition to determine the hedge ratio and enters into forward exchange contracts with the banks to avoid the foreign currency risk.

Chunghwa signed equipment purchase contracts with suppliers and entered into forward exchange contracts to avoid foreign currency risk exposure to Euro-denominated purchase commitments. Those forward exchange contracts were designated as cash flow hedges. When forecast purchases actually take place, basis adjustments are made to the initial carrying amounts of hedged items.

For the hedges of highly probable forecast sales and purchases, as the critical terms (i.e. the notional amount, life and underlying) of the forward foreign exchange contracts and their corresponding hedged items are the same, the Company performs a qualitative assessment of effectiveness and it is expected that the value of the forward contracts and the value of the corresponding hedged items will systematically change in opposite direction in response to movements in the underlying exchange rates.

The main source of hedge ineffectiveness in these hedging relationships is the effect of credit risks of the Company and the counterparty on the fair value of the forward exchange contracts. Such credit risks do not impact the fair value of the hedged item attributable to changes in foreign exchange rates. No other sources of ineffectiveness emerged from these hedging relationships.

The following tables summarized the information relating to the hedges for foreign currency risk.

December 31, 2023

		Notional		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating Hedge
Hedging Instruments	Currency	Amount	Maturity	Rate	Balance Sheet	Asset	Liability	Ineffectiveness
		(In Millions)		(In Dollars)		NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 24/ EUR 1	March 2024	$33.88	Hedging financial assets (liabilities)	$—	$—	$(13)

	Change in Value of Hedged Item Used for	Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$13	$—	$—

December 31, 2024

		Notional		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating Hedge
Hedging Instruments	Currency	Amount	Maturity	Rate	Balance Sheet	Asset	Liability	Ineffectiveness
		(In Millions)		(In Dollars)		NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 341/ EUR 10	March 2025	$34.10	Hedging financial assets (liabilities)	$1	$2	$(1)

	Change in Value of Hedged Item Used for	Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$1	$(1)	$—

December 31, 2025

		Notional		Forward	Line Item in	Carrying Amount		Change in Fair Values of Hedging Instruments Used for Calculating Hedge
Hedging Instruments	Currency	Amount	Maturity	Rate	Balance Sheet	Asset	Liability	Ineffectiveness
		(In Millions)		(In Dollars)		NT$	NT$	NT$
						(In Millions)
Cash flow hedge
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 55/ EUR 2	January 2026	$36.92	Hedging financial assets (liabilities)	$—	$—	$2
Forecast purchases - forward exchange contracts	NT$/EUR	NT$ 89/ EUR 3	March 2026	$35.55	Hedging financial assets (liabilities)	$3	$—	$2

	Change in Value of Hedged Item Used for	Accumulated Gain or Loss on Hedging Instruments in Other Equity
Hedged Items	Calculating Hedge Ineffectiveness	Continuing Hedges	Hedge Accounting No Longer Applied
	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(4)	$3	$—

Year ended December 31, 2023

	Comprehensive Income			Reclassification from Equity to Assets and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in Which Hedge	Amount Reclassified to Assets and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(13)	$—	—	$37	$—
				Construction in progress and equipment to be accepted	Other gains and losses

Year ended December 31, 2024

	Comprehensive Income			Reclassification from Equity to Assets and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in Which Hedge	Amount Reclassified to Assets and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$(1)	$—	—	$(2)	$—
				Construction in progress and equipment to be accepted	Other gains and losses

Year ended December 31, 2025

	Comprehensive Income			Reclassification from Equity to Assets and the Adjusted Line Item
	Hedging Gain or Loss	Amount of Hedge Ineffectiveness	Line Item in Which Hedge	Amount Reclassified to Assets and	Due to Hedged Future Cash Flows No
Hedge	Recognized	Recognized in	Ineffectiveness	the Adjusted	Longer Expected
Transaction	in OCI	Profit or Loss	is Included	Line Item	to Occur
	NT$	NT$	NT$	NT$	NT$
(In Millions)
Cash flow hedge
Forecast equipment purchases	$4	$—	—	$2	$—
				Construction in progress and equipment to be accepted	Other gains and losses